RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 13:- RELATED PARTY TRANSACTIONS

a.	In June 2003, the Company entered into a license agreement with a company owned by a shareholder of the Company to use its intellectual property for a period of 20 years for consideration of up to $100. During the years 2011, 2010 and 2009, expenses of $0, $0 and $80 were recorded, respectively.

As of December 31, 2011, the Company has no further obligation in connection with this transaction.

b.	On December 24, 2008, the Company entered into an Exclusive Testing and Administrative Services Agreement with another company, pursuant to which the other company has the exclusive right to distribute the Company's current diagnostic tests in Turkey and Israel. One of the Company's directors has served as Vice Chairman and Chairman of the Research and Development Committee in the other company's board of directors since 1991. In 2011 and 2010, the Company received $40 and $23 under this agreement, respectively. On May 9, 2011 the director has resigned from the Company's Board of Directors